As filed with the Securities and Exchange Commission on November 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 914-741-5600

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
September 30, 2012
(Unaudited)

Shares		Value
COMMON STOCKS - 69.52%
	ADVERTISING - 1.83%
6,800	Lamar Advertising Company Class A (a)(f)	$252,008
	AGRICULTURAL PRODUCTS - 4.14%
34,900	Viterra, Inc. (b)(f)(i)	571,904
	APPAREL RETAIL - 1.81%
6,250	Collective Brands, Inc. (a)	135,688
4,700	J.C. Penney Company, Inc.	114,163
		249,851
	AUTO PARTS & EQUIPMENT - 1.00%
3,100	Visteon Corporation (a)(f)	137,826
	BREWERS - 0.59%
1,800	Molson Coors Brewing Company (f)	81,090
	BROADCASTING & CABLE TV - 2.08%
4,300	Astral Media, Inc. Class A (b)(g)	210,735
1,100	CC Media Holdings, Inc. (a)	2,541
1,300	Discovery Communications, Inc. Class C (a)(e)	72,852
		286,128
	CABLE & SATELLITE TV - 1.77%
7,041	Comcast Corporation Special Class A (e)	245,027
	CONSTRUCTION & ENGINEERING - 2.01%
3,300	Chicago Bridge & Iron Company N.V. (b)(f)	125,697
3,496	The Shaw Group Inc. (a)(f)	152,495
		278,192
	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.64%
4,200	Navistar International Corporation (a)(f)	88,578
	DISTILLERS & VINTNERS - 0.73%
3,100	Constellation Brands, Inc. (a)(f)	100,285
	DIVERSIFIED CHEMICALS - 0.81%
7,442	Huntsman Corporation (f)	111,109
	DIVERSIFIED METALS & MINING - 0.02%
1,276	Pilot Gold, Inc. (a)(b)	2,206
	ELECTRICAL COMPONENTS & EQUIPMENT - 5.71%
10,500	Cooper Industries PLC (b)(g)	788,130
	HOUSEHOLD PRODUCTS - 0.40%
800	The Procter & Gamble Company (f)	55,488
	INDUSTRIAL CONGLOMERATES - 1.63%
4,000	Tyco International Ltd. (b)(f)	225,040
	INDUSTRIAL MACHINERY - 1.37%
3,181	Robbins & Myers, Inc. (f)	189,588
	INTEGRATED OIL & GAS - 1.87%
6,100	BP PLC - ADR (f)	258,396
	INTEGRATED TELECOMMUNICATION SERVICES - 2.88%
3,400	CenturyLink, Inc. (f)	137,360
1,550	TELUS Corporation (non-voting) (b)	96,964
3,600	Verizon Communications, Inc. (f)	164,052
		398,376
	INTERNET SOFTWARE & SERVICES - 2.36%
20,400	Yahoo! Inc. (a)(f)	325,890
	IT CONSULTING & OTHER SERVICES - 0.93%
12,500	hiSoft Technology International Ltd. - ADR (a)	129,125
	MANAGED HEALTH CARE - 7.53%
6,304	AMERIGROUP Corporation (a)(g)	576,375
11,100	Coventry Health Care, Inc. (g)	462,759
		1,039,134
	MULTI-LINE INSURANCE - 1.02%
4,300	American International Group, Inc. (a)(f)	140,997
	OIL & GAS EXPLORATION & PRODUCTION - 2.27%
1,500	Anadarko Petroleum Corporation (f)	104,880
4,700	Chesapeake Energy Corp. (f)	88,689
3,600	Nexen, Inc. (b)	91,224
1,342	Progress Energy Resources Corp. (b)	29,895
		314,688
	OIL & GAS REFINING & MARKETING - 1.05%
3,100	Sunoco, Inc.	145,173
	OIL & GAS STORAGE & TRANSPORTATION - 0.25%
1,000	Williams Companies, Inc. (f)	34,970
	PACKAGED FOODS & MEATS - 3.60%
6,300	Dole Food Company, Inc. (a)(f)	88,389
2,420	Hillshire Brands Company (f)	64,808
8,300	Kraft Foods, Inc. (f)	343,205
		496,402
	PERSONAL PRODUCTS - 0.80%
1,500	Mead Johnson Nutrition Co. (f)	109,920
	PHARMACEUTICALS - 5.50%
1,400	Abbott Laboratories (f)	95,984
7,052	Medicis Pharmaceutical Corporation Class A (f)	305,140
2,900	Par Pharmaceutical Companies, Inc. (a)	144,942
6,600	Pfizer, Inc. (f)	164,010
3,600	Warner Chilcott PLC (b)(f)	48,600
		758,676
	REGIONAL BANKS - 0.39%
700	Citizens Republic Bancorp, Inc. (a)	13,545
4,600	KeyCorp	40,204
		53,749
	SECURITY & ALARM SERVICES - 0.51%
2,100	Corrections Corporation of America (f)	70,245
	SEMICONDUCTOR EQUIPMENT - 0.43%
1,885	Lam Research Corporation (a)	59,915
	SPECIALIZED CONSUMER SERVICES - 0.35%
2,800	H&R Block, Inc.	48,524
	SYSTEMS SOFTWARE - 4.03%
12,410	Ariba, Inc. (a)(g)	555,968
	TECHNOLOGY DISTRIBUTORS - 0.18%
2,700	Brightpoint, Inc. (a)	24,246
	THRIFTS & MORTGAGE FINANCE - 1.10%
19,000	Hudson City Bancorp, Inc.	151,240
	TRUCKING - 5.93%
8,136	Dollar Thrifty Automotive Group, Inc. (a)(f)	707,262
8,100	Hertz Global Holdings, Inc. (a)	111,213
		818,475
	TOTAL COMMON STOCKS
	(Cost $9,421,378)	9,596,559

WARRANTS - 0.00%
668	Kinross Gold Corporation (a)(b)	475
	TOTAL WARRANTS
	(Cost $2,560)	475

Principal Amount
CORPORATE BONDS - 2.86%
	McJunkin Red Man Corp.
$240,000	9.500%, 12/15/2016	260,100
	Rite Aid Corp.
127,000	10.375%, 7/15/2016	134,938
	TOTAL CORPORATE BONDS
	(Cost $391,781)	395,038

PURCHASED PUT OPTIONS - 0.15%
Contracts (100 shares per contract)
	Abbott Laboratories
14	Expiration: November 2012, Exercise Price: $62.50	322
	American International Group, Inc.
43	Expiration: November 2012, Exercise Price: $25.00	387
	Anadarko Petroleum Corporation
15	Expiration: November 2012, Exercise Price: $57.50	465
	BP PLC - ADR
61	Expiration: October 2012, Exercise Price: $35.00	152
	CenturyLink, Inc.
1	Expiration: October 2012, Exercise Price: $31.00	2
4	Expiration: October 2012, Exercise Price: $32.00	10
23	Expiration: October 2012, Exercise Price: $33.00	115
17	Expiration: January 2013, Exercise Price: $34.00	595
	Chesapeake Energy Corp.
47	Expiration: January 2013, Exercise Price: $14.00	1,880
	Constellation Brands, Inc.
11	Expiration: October 2012, Exercise Price: $27.50	220
20	Expiration: November 2012, Exercise Price: $27.50	800
	Corrections Corporation of America
21	Expiration: December 2012, Exercise Price: $26.00	630
	Dole Food Company, Inc.
32	Expiration: January 2013, Exercise Price: $10.00	560
	European Aeronautic Defence and Space Company NV
38	Expiration: November 2012, Exercise Price: $22.00	1,025
	H&R Block, Inc.
14	Expiration: January 2013, Exercise Price: $10.00	105
	Hertz Global Holdings, Inc.
18	Expiration: November 2012, Exercise Price: $10.00	180
20	Expiration: November 2012, Exercise Price: $11.00	300
	Hillshire Brands Company
112	Expiration: October 2012, Exercise Price: $16.00 (d)	280
	Huntsman Corporation
6	Expiration: October 2012, Exercise Price: $11.00	15
46	Expiration: November 2012, Exercise Price: $11.00	230
	J.C. Penney Company, Inc.
11	Expiration: November 2012, Exercise Price: $18.00	242
36	Expiration: November 2012, Exercise Price: $19.00	1,224
	KeyCorp
23	Expiration: December 2012, Exercise Price: $7.00	196
	Kraft Foods, Inc.
28	Expiration: October 2012, Exercise Price: $34.00	42
55	Expiration: October 2012, Exercise Price: $35.00	55
	Lamar Advertising Company Class A
61	Expiration: October 2012, Exercise Price: $29.00	366
	Materials Select Sector SPDR Trust
3	Expiration: December 2012, Exercise Price: $38.00	681
	Mead Johnson Nutrition Co.
15	Expiration: November 2012, Exercise Price: $60.00	405
	Molson Coors Brewing Company
18	Expiration: October 2012, Exercise Price: $35.00	45
	Navistar International Corporation
38	Expiration: October 2012, Exercise Price: $20.00	2,660
4	Expiration: November 2012, Exercise Price: $18.00	290
	News Corporation Class A
13	Expiration: October 2012, Exercise Price: $16.00	65
14	Expiration: October 2012, Exercise Price: $17.00	70
12	Expiration: October 2012, Exercise Price: $18.00	30
	Pfizer, Inc.
44	Expiration: December 2012, Exercise Price: $18.00	176
	The Procter & Gamble Company
8	Expiration: January 2013, Exercise Price: $55.00	148
	SPDR S&P 500 ETF Trust
21	Expiration: October 2012, Exercise Price: $139.00	1,092
20	Expiration: October 2012, Exercise Price: $142.00	2,120
	Tyco International Ltd.
10	Expiration: October 2012, Exercise Price: $45.00	50
4	Expiration: October 2012, Exercise Price: $47.00	14
26	Expiration: October 2012, Exercise Price: $50.00	195
	Verizon Communications, Inc.
20	Expiration: October 2012, Exercise Price: $39.00	50
	Visteon Corporation
26	Expiration: October 2012, Exercise Price: $35.00	455
5	Expiration: October 2012, Exercise Price: $40.00	300
	Warner Chilcott PLC
15	Expiration: October 2012, Exercise Price: $11.00	75
17	Expiration: October 2012, Exercise Price: $12.00	128
	Williams Companies, Inc.
10	Expiration: November 2012, Exercise Price: $25.00	55
	Yahoo! Inc.
159	Expiration: October 2012, Exercise Price: $12.00	239
18	Expiration: January 2013, Exercise Price: $12.50	252
	TOTAL PURCHASED PUT OPTIONS
	(Cost $56,176)	19,993

Principal Amount
	ESCROW NOTES - 0.02%
$1,700	Delphi Financial Class Action Trust Escrow (a)(d)	1,190
	Washington Mutual, Inc.
410,000	5.250%, 9/15/2017 (a)(d)	1,209
	TOTAL ESCROW NOTES
	(Cost $0)	2,399

Shares
SHORT-TERM INVESTMENTS - 24.12%
792,000	BlackRock Liquidity Funds TempFund Portfolio, 0.14% (c)(e)	792,000
792,000	Fidelity Institutional Government Portfolio, 0.01% (c)(h)	792,000
161,707	Fidelity Institutional Money Market Portfolio, 0.16% (c)	161,707
792,000	Goldman Sachs Financial Square Money Market Fund, 0.16% (c)(h)	792,000
792,000	The Liquid Asset Portfolio, 0.17% (c)(h)	792,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,329,707)	3,329,707
	TOTAL INVESTMENTS
	(Cost $13,201,602) - 96.67%	$13,344,171

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
PLC -	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2012.
(d)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.

(i)	The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$13,221,579
Gross unrealized appreciation	392,908
Gross unrealized depreciation	(270,316)
Net unrealized appreciation	$122,592

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(j)	Investment Valuation - Securities listed on the NASDAQ Global Market and the NASDAQ Global Select Market are valued at the NASDAQ Official Closing Price (“NOCP”).
Investments in registered investment companies that are money market funds are valued at the net asset value. Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the last sale price. The securities valued using quoted prices in active markets are classified as Level 1 investments.
Securities not listed on an exchange are valued at the last sale price as of the close of the New York Stock Exchange. Non-exchange listed securities that do not trade on a particular day are valued at the average of the closing bid and asked prices. These securities, which include corporate bonds, are classified as Level 2 investments. When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used.
Options purchased in an active market are classified as Level 1 investments, but options not listed on exchange are classified as Level 2 investments. Securities for which there are no such valuations are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees. The Adviser may, in accordance with policies adopted by the Board of Trustees, value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices, when such prices are believed unrepresentative of market value as determined in good faith by the Adviser. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its net asset value (NAV) may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized if the securities were sold. At September 30, 2012, securities fair valued in good faith represented 0.02% of net assets using the absolute value of long investments and written option contracts. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates fair value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2012. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2012.

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Assets
Common Stocks *	$9,596,559	$-	$-		$9,596,559
Warrants	475	-	-		475
Corporate Bonds	-	395,038	-		395,038
Purchased Put Options	18,688	1,305	-		19,993
Escrow Notes	-	-	2,399		2,399
Short-Term Investments	3,329,707	-	-		3,329,707
Swap Contracts **	-	1,138	-	***	1,138
Forward Currency Exchange Contracts **	-	16,091	-		16,091

Liabilities
Common Stocks Sold Short	$1,091,091	$-	$-		$1,091,091
Exchange-Traded Funds Sold Short	9,643	-	-		9,643
Written Option Contracts	361,434	50,146	-		411,580
Swap Contracts **	-	142,779	-		142,779
Forward Currency Exchange Contracts **	-	43,408	-		43,408

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date. The Fund did not have transfers into or out of Level 1 or Level 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2011	$-
Accrued discounts/premiums	-
Realized gain / (loss)	-
Change in unrealized appreciation / (depreciation)	-
Net purchases (sales)	2,399
Transfers in and/or out of Level 3	-	***
Balance as of September 30, 2012	$2,399

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of September 30, 2012, are as follows:

Description	Fair Value at 9/30/2012		Valuation Technique	Unobservable Input	Range
Escrow Note	$1,190		Projected Final	Discount of Projected
			Distribution(1)	Distribution	$$0.70 - 0.73
Escrow Note	1,209		Consensus Pricing(2)	Broker Quoted Inputs	0.27 - 0.32
Swap Contract	-	***	Projected Final	Discount of Projected
			Distribution(3)	Distribution	0.00 - 0.09

* Please refer to the Schedule of Investments to view common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instruments.
*** Value is less than $0.50.

(1) This Level 3 security was received through a corporate action and is being priced at an estimate of the expected final distribution.
(2) This Level 3 security was received through a bond settlement and is currently being priced at the mean of a bid/ask spread provided by broker's analysis of the market.
(3) This Level 3 security has completed its corporate action. The security is being kept open for the potential of an additional distribution, but due to the unpredictability of the distribution, the security is being priced conservatively at zero.

(k)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2012

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities intended to improve financial reporting of derivative instruments.
Fair values of derivative instruments as of September 30, 2012 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Schedule of Investments	$19,993	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	411,580
Swap Contracts	Schedule of Swap Contracts	1,138	Schedule of Swap Contracts	142,779
Foreign Exchange Contracts:
Forward Foreign Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	16,091	Schedule of Forward Currency Exchange Contracts	43,408
Total		$37,222		$597,767

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2012
(Unaudited)

Shares		Value
COMMON STOCKS
116	Aetna, Inc.	$4,594
7,041	Comcast Corporation Class A	251,857
1,300	Discovery Communications, Inc. Class A	77,519
7,259	Eaton Corporation	343,060
525	Energy Transfer Partners, L.P.	22,349
600	Hertz Global Holdings, Inc.	8,238
1,600	M & T Bank Corporation	152,256
1,550	TELUS Corporation (a)	97,768
17,000	VanceInfo Technologies Inc. - ADR	133,450
		1,091,091
EXCHANGE-TRADED FUNDS
67	SPDR S&P 500 ETF Trust	9,643
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,016,135)	$1,100,734

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
(a)	Foreign security.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
September 30, 2012
(Unaudited)

Contracts (100 Shares per contract)
CALL OPTIONS WRITTEN
	Abbott Laboratories
14	Expiration: November 2012, Exercise Price: $67.50	$2,632
	Aetna, Inc.
43	Expiration: January 2013, Exercise Price: $36.00	19,178
	American International Group, Inc.
43	Expiration: November 2012, Exercise Price: $30.00	14,620
	Anadarko Petroleum Corporation
15	Expiration: November 2012, Exercise Price: $65.00	9,750
	BP PLC - ADR
36	Expiration: October 2012, Exercise Price: $40.00	9,486
25	Expiration: October 2012, Exercise Price: $41.00	4,512
	CenturyLink, Inc.
34	Expiration: January 2013, Exercise Price: $40.00	5,100
	Chesapeake Energy Corp.
47	Expiration: January 2013, Exercise Price: $17.50	11,421
	Chicago Bridge & Iron Company N.V.
31	Expiration: October 2012, Exercise Price: $34.00	13,020
3	Expiration: January 2013, Exercise Price: $33.00	1,860
3	Expiration: January 2013, Exercise Price: $36.00	1,245
2	Expiration: January 2013, Exercise Price: $38.00	590
	Constellation Brands, Inc.
11	Expiration: October 2012, Exercise Price: $30.00	3,272
20	Expiration: November 2012, Exercise Price: $30.00	6,600
	Corrections Corporation of America
7	Expiration: December 2012, Exercise Price: $30.00	3,080
14	Expiration: December 2012, Exercise Price: $31.00	5,110
	Dole Food Company, Inc.
63	Expiration: January 2013, Exercise Price: $12.50	13,072
	Dollar Thrifty Automotive Group, Inc.
11	Expiration: October 2012, Exercise Price: $75.00	13,145
3	Expiration: October 2012, Exercise Price: $80.00	2,100
9	Expiration: October 2012, Exercise Price: $82.50	4,095
	European Aeronautic Defence and Space Company NV
18	Expiration: November 2012, Exercise Price: $24.50	2,568
20	Expiration: November 2012, Exercise Price: $25.00	2,853
	Eaton Corporation
4	Expiration: October 2012, Exercise Price: $40.00	2,908
5	Expiration: October 2012, Exercise Price: $42.00	2,635
	FirstMerit Corporation
10	Expiration: December 2012, Exercise Price: $15.00	500
	H&R Block, Inc.
28	Expiration: January 2013, Exercise Price: $15.00	6,860
	Hertz Global Holdings, Inc.
18	Expiration: October 2012, Exercise Price: $13.00	1,755
16	Expiration: November 2012, Exercise Price: $12.00	3,200
47	Expiration: November 2012, Exercise Price: $13.00	6,227
	Hillshire Brands Company
3	Expiration: October 2012, Exercise Price: $20.00 (a)	217
109	Expiration: October 2012, Exercise Price: $21.00 (a)	545
	Huntsman Corporation
6	Expiration: October 2012, Exercise Price: $15.00	258
46	Expiration: November 2012, Exercise Price: $13.00	10,005
	J.C. Penney Company, Inc.
11	Expiration: November 2012, Exercise Price: $21.00	4,373
36	Expiration: November 2012, Exercise Price: $22.00	11,700
	KeyCorp
46	Expiration: December 2012, Exercise Price: $8.00	4,255
	Kraft Foods, Inc.
28	Expiration: October 2012, Exercise Price: $38.00	9,520
55	Expiration: October 2012, Exercise Price: $39.00	13,778
	Lamar Advertising Company Class A
68	Expiration: October 2012, Exercise Price: $32.00	35,020
	Mead Johnson Nutrition Co.
15	Expiration: November 2012, Exercise Price: $70.00	7,463
	Medicis Pharmaceutical Corporation Class A
7	Expiration: October 2012, Exercise Price: $44.00	18
17	Expiration: January 2013, Exercise Price: $44.00	42
	Molson Coors Brewing Company
18	Expiration: October 2012, Exercise Price: $40.00	9,270
	Navistar International Corporation
38	Expiration: October 2012, Exercise Price: $22.50	2,090
4	Expiration: November 2012, Exercise Price: $20.00	960
	Pfizer, Inc.
66	Expiration: December 2012, Exercise Price: $23.00	13,002
	The Procter & Gamble Company
8	Expiration: January 2013, Exercise Price: $65.00	3,780
	Robbins & Myers, Inc.
15	Expiration: January 2013, Exercise Price: $60.00	150
	SPDR S&P 500 ETF Trust
10	Expiration: October 2012, Exercise Price: $145.00	1,280
	Tyco International Ltd.
2	Expiration: October 2012, Exercise Price: $50.00	1,252
13	Expiration: October 2012, Exercise Price: $52.50	5,070
26	Expiration: October 2012, Exercise Price: $55.00	4,472
	Verizon Communications, Inc.
36	Expiration: October 2012, Exercise Price: $44.00	5,796
	Visteon Corporation
26	Expiration: October 2012, Exercise Price: $40.00	12,870
5	Expiration: October 2012, Exercise Price: $45.00	875
	Warner Chilcott PLC
36	Expiration: October 2012, Exercise Price: $14.00	720
	Williams Companies, Inc.
10	Expiration: November 2012, Exercise Price: $30.00	5,200
	Xstrata PLC
70	Expiration: October 2012, Exercise Price: GBP 8.80	9,891
30	Expiration: October 2012, Exercise Price: GBP 9.00	3,464
80	Expiration: October 2012, Exercise Price: GBP 9.80	3,100
10	Expiration: November 2012, Exercise Price: GBP 8.80	1,607
20	Expiration: November 2012, Exercise Price: GBP 9.00	2,777
160	Expiration: December 2012, Exercise Price: GBP 9.20	23,124
	Yahoo! Inc.
64	Expiration: October 2012, Exercise Price: $14.00	12,800
122	Expiration: October 2012, Exercise Price: $15.00	12,810
18	Expiration: January 2013, Exercise Price: $15.00	2,691
		409,639
PUT OPTIONS WRITTEN
	AT&T, Inc.
13	Expiration: November 2012, Exercise Price: $35.00	351
	Hertz Global Holdings, Inc.
6	Expiration: October 2012, Exercise Price: $16.00	1,380
	SPDR S&P 500 ETF Trust
5	Expiration: October 2012, Exercise Price: $138.00	210
		1,941
	TOTAL OPTIONS WRITTEN
	(Premiums received $438,053)	$411,580

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
GBP -	British Pound
PLC -	Public Limited Company
(a)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
September 30, 2012
(Unaudited)

			U.S. $ Value at			U.S. $ Value at	Unrealized
Settlement Date	Currency to be Delivered		September 30, 2012	Currency to be Received		September 30, 2012	Appreciation (Depreciation)
10/11/2012	5,750	Australian Dollars	$5,957	6,010	U.S. Dollars	6,010	$53
10/11/2012	226	U.S. Dollars	226	218	Australian Dollars	226	-
10/17/2012	81,380	Australian Dollars	84,262	80,538	U.S. Dollars	80,538	(3,724)
10/17/2012	83,909	U.S. Dollars	83,909	81,380	Australian Dollars	84,262	353
12/20/2012	45,191	Australian Dollars	46,539	45,598	U.S. Dollars	45,598	(941)
12/20/2012	22,843	U.S. Dollars	22,843	22,595	Australian Dollars	23,269	426
5/8/2013	141,588	Australian Dollars	144,241	145,703	U.S. Dollars	145,703	1,462
10/3/2012	19,500	British Pounds	31,488	30,790	U.S. Dollars	30,790	(698)
10/3/2012	31,493	U.S. Dollars	31,493	19,500	British Pounds	31,488	(5)
10/10/2012	390,229	British Pounds	630,114	612,996	U.S. Dollars	612,996	(17,118)
10/10/2012	79,034	U.S. Dollars	79,034	50,450	British Pounds	81,463	2,429
12/12/2012	19,500	British Pounds	31,482	31,486	U.S. Dollars	31,486	4
12/13/2012	117,886	British Pounds	190,321	184,773	U.S. Dollars	184,773	(5,548)
10/3/2012	114,520	Canadian Dollars	116,475	111,791	U.S. Dollars	111,791	(4,684)
10/3/2012	114,960	U.S. Dollars	114,960	114,520	Canadian Dollars	116,475	1,515
10/10/2012	565,502	Canadian Dollars	575,066	572,081	U.S. Dollars	572,081	(2,985)
10/11/2012	30,397	Canadian Dollars	30,910	30,911	U.S. Dollars	30,911	1
12/18/2012	3,828	Canadian Dollars	3,887	3,729	U.S. Dollars	3,729	(158)
12/19/2012	215,000	Canadian Dollars	218,279	216,995	U.S. Dollars	216,995	(1,284)
10/25/2012	114,617	Euros	147,329	144,850	U.S. Dollars	144,850	(2,479)
10/25/2012	140,478	U.S. Dollars	140,478	114,617	Euros	147,329	6,851
12/5/2012	94,550	Euros	121,590	123,615	U.S. Dollars	123,615	2,025
1/24/2013	349,280	Euros	449,436	447,209	U.S. Dollars	447,209	(2,227)
12/19/2012	287,500	Mexican Pesos	22,152	20,595	U.S. Dollars	20,595	(1,557)
12/19/2012	21,180	U.S. Dollars	21,180	287,500	Mexican Pesos	22,152	972
			$3,343,651			$3,316,334	$(27,317)

*JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2012.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
September 30, 2012
(Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)*	Counterparty
LONG SWAP CONTRACTS
2/28/2013	Aegis Group PLC	49,119	$188,533	4,893	JPMorgan Chase & Co. Inc.
4/30/2013	Australian Infrastructure Fund	43,700	137,371	(3,150)	JPMorgan Chase & Co. Inc.
1/30/2013	British Sky Broadcasting Group PLC	2,700	32,922	4,496	Merrill Lynch & Co. Inc.
1/31/2013	Charter Hall Office REIT Contingent Consideration (a)	5,700	- **	- **	JPMorgan Chase & Co. Inc.
12/22/2012	European Aeronautic Defence and Space Company NV	3,800	121,924	(6,408)	JPMorgan Chase & Co. Inc.
3/30/2013	Grupo Modelo, S.A. de C.V.	41,733	376,422	3,965	JPMorgan Chase & Co. Inc.
10/31/2012	Hastings Diversified Utilities Fund	2,300	6,245	182	JPMorgan Chase & Co. Inc.
6/30/2013	Hillgrove Resources Limited	113,277	10,647	(16,036)	JPMorgan Chase & Co. Inc.
12/20/2012	TELUS Corporation (non-voting)	800	50,367	(770)	The Goldman Sachs Group, Inc.
12/30/2012	TELUS Corporation (non-voting)	3,949	248,624	21,360	Merrill Lynch & Co. Inc.
3/31/2013	TNT Express NV	3,500	37,011	(6,462)	Merrill Lynch & Co. Inc.
3/31/2013	TNT Express NV	33,400	353,190	(51,998)	JPMorgan Chase & Co. Inc.
2/15/2013	Xstrata PLC	100	1,558	(164)	The Goldman Sachs Group, Inc.
2/15/2013	Xstrata PLC	39,044	608,323	(78,349)	JPMorgan Chase & Co. Inc.

SHORT SWAP CONTRACTS
11/7/2012	APA Group	(624)	(3,095)	29	JPMorgan Chase & Co. Inc.
2/15/2013	Glencore International PLC	(280)	(1,560)	135	The Goldman Sachs Group, Inc.
2/15/2013	Glencore International PLC	(6,260)	(34,883)	4,202	JPMorgan Chase & Co. Inc.
12/30/2012	TELUS Corporation	(800)	(50,701)	1,937	The Goldman Sachs Group, Inc.
12/30/2012	TELUS Corporation	(3,949)	(250,275)	(19,503)	Merrill Lynch & Co. Inc.
				$(141,641)
PLC -	Public Limited Company
*	Based on the net value of each broker, unrealized appreciation is a receivable and unrealized depreciation is a payable.
**	Value is les than $0.50.
(a)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Principal Executive Officers and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)   /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date           November 29, 2012

By (Signature and Title)  /s/ Roy Behren
                                                  Roy Behren, Co-President and Treasurer

Date           November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date           November 29, 2012

By (Signature and Title)*  /s/ Roy Behren
                                                    Roy Behren, Co-President and Treasurer

Date           November 29, 2012

* Print the name and title of each signing officer under his or her signature.